FINANCIAL INSTRUMENTS (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current
Financial investments	R$ 860,591	R$ 1,493,204
Trade receivables, net	181,262	576,538
Derivative financial instruments	152,967	32,211
Trading securities	2,947	7,198
Non-current
Investments		78,737
Total Assets	1,197,767	2,187,888
Current
Derivative financial instruments		263,747
Non-current
Derivative financial instruments	157,857	60,468
Total Liabilities	157,857	324,215
Level 1 of fair value hierarchy [member]
Current
Financial investments	860,591	1,493,204
Trade receivables, net	181,262	576,538
Derivative financial instruments		32,211
Trading securities	2,947	7,198
Non-current
Investments		78,737
Total Assets	1,044,800	2,187,888
Non-current
Total Liabilities
Level 2 of fair value hierarchy [member]
Current
Derivative financial instruments	152,967
Non-current
Total Assets	152,967
Current
Derivative financial instruments		263,747
Non-current
Derivative financial instruments	157,857	60,468
Total Liabilities	R$ 157,857	R$ 324,215